Taxes (Tables)	6 Months Ended
Jun. 30, 2025
Taxes [Abstract]
Schedule of Taxes Payable	Taxes payable consist of the following:
	As of
	June 30,	December 31,
	2025	2024
Income tax payable	$560,707	$550,283
Other taxes payable	910,138	292,049
Total taxes payable	$1,470,845	$842,332

Schedule of Deferred Tax Assets	Deferred tax assets consist of the following:
	As of
	June 30,	December 31,
	2025	2024
Deferred tax assets	$190,942	$187,392

Schedule of Income Tax Expense	Income tax expenses consist of the following:
	For the Six Months Ended
	June 30,	June 30,
	2025	2024
Income tax expense	$6	$-